INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets consisted of the following as of June 30, 2021 and June 30, 2020	Intangible assets consisted of the following as of December 31, 2021 and June 30, 2021:	Intangible assets consisted of the following as of June 30, 2021 and June 30, 2020:
INTANGIBLE ASSETS
	December 31,	June 30,
	2021	2021
Customer relationships	$777,375	$777,375
Brand name	1,199,965	1,199,965
Domain name	36,913	36,913
Recipes	1,221,601	1,221,601
Non-compete agreement	274,982	274,982
Internally developed software	217,990	217,990
Total	3,728,826	3,728,826
Less : accumulated amortization	(1,546,009)	(1,387,023)
Net intangibles	$2,182,817	$2,341,803

	June 30, 2021	June 30, 2020
Customer relationships	$777,375	$700,252
Brand name	1,199,965	1,142,122
Domain name	36,913	36,913
Recipes	1,221,601	1,221,601
Internally developed software	217,990	217,990
Non-compete agreement	274,982	274,982
Total	3,728,826	3,593,860
Less : accumulated amortization	(1,387,023)	(1,052,575)
Net intangibles	$2,341,803	$2,541,285

INTANGIBLE ASSETS (Details 2)
	December 31,	June 30,
	2021	2021
Customer relationships	$777,375	777,375
Less: accumulated amortization	(413,413)	(369,471)
Total customer relationships, net	$363,962	407,904

	June 30, 2021	June 30, 2020
Customer relationships	$777,375	$700,252
Less: accumulated amortization	(369,471)	(282,304)
Total customer relationships, net	$407,904	$417,948

INTANGIBLE ASSETS (Details 3)
	December 31,	June 30,
	2021	2021
Brand name	$1,199,965	$1,199,965
Less: accumulated amortization	(229,890)	(209,620)
Total brand name, net	$970,075	$990,345

	June 30, 2021	June 30, 2020
Brand name	$1,199,965	$1,142,122
Less: accumulated amortization	(209,620)	(169,406)
Total brand name, net	$990,345	$972,716

INTANGIBLE ASSETS (Details 4)
	December 31,	June 30,
	2021	2021
Domain name	$36,913	$36,913
Less: accumulated amortization	(36,913)	(36,913)
Total brand name, net	$—	$—

	June 30, 2021	June 30, 2020
Domain name	$36,913	$36,913
Less: accumulated amortization	(36,913)	(33,744)
Total brand name, net	$—	$3,169

INTANGIBLE ASSETS (Details 5)
	December 31,	June 30,
	2021	2021
Recipes and formulas	$1,221,601	$1,221,601
Less: accumulated amortization	(627,354)	(551,737)
Total recipes and formulas, net	$594,247	$669,864

	June 30, 2021	June 30, 2020
Recipes and formulas	$1,221,601	$1,221,601
Less: accumulated amortization	(551,737)	(401,366)
Total recipes and formulas, net	$669,864	$820,235

INTANGIBLE ASSETS (Details 6)
	December 31,	June 30,
	2021	2021
Non-compete agreement	$274,982	$274,982
Less: accumulated amortization	(238,439)	(219,282)
Total non-compete agreement, net	$36,543	$55,700

	June 30, 2021	June 30, 2020
Non-compete agreement	$274,982	$274,982
Less: accumulated amortization	(219,282)	(165,755)
Total non-compete agreement, net	$55,700	$109,227

Estimated amortization expenses of intangible assets for the next five years ending June 30, are as follows:	Estimated remaining amortization expenses of intangible assets for the next five fiscal years, are as follows:	Estimated amortization expenses of intangible assets for the next five years ending June 30, are as follows:
INTANGIBLE ASSETS (Details 7)
Years Ending June 30,	Expense
2022	$156,392
2023	292,261
2024	277,378
2025	262,114
2026	150,345
Thereafter	1,044,327
Total	$2,182,817

Years Ending June 30,	Expense
2022	$315,378
2023	295,077
2024	277,378
2025	262,114
2026	150,345
Thereafter	1,041,511
Total	$2,341,803

Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets consisted of the following as of June 30, 2021 and June 30, 2020
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets consisted of the following as of June 30, 2021 and June 30, 2020
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets consisted of the following as of June 30, 2021 and June 30, 2020
Recipes [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets consisted of the following as of June 30, 2021 and June 30, 2020
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets consisted of the following as of June 30, 2021 and June 30, 2020